Cover	Jan. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 01, 2023
Entity File Number	000-53276
Entity Registrant Name	BrewBilt Brewing Company
Entity Central Index Key	0001399306
Entity Tax Identification Number	86-3424797
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	110 Spring Hill Drive # 17
Entity Address, City or Town	Grass Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95945
City Area Code	(530)
Local Phone Number	802-0036
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false